Prospectus supplement dated March 1, 2022
to the following prospectus(es):
Nationwide Variable Universal Life Accumulator prospectus dated May 1, 2021
This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.
The following disclosure change is made to the prospectus:
The Availability provision in the Surrender Value Enhancement Rider section is hereby deleted in its entirety and replaced with the following:
Availability
This Rider currently is not available. When the Surrender Value Enhancement Rider is available, it must be elected at the time of application and cannot be revoked.
PROS-0638
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